Schedule of Types of Properties Collateralizing Commercial Mortgage Loans (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
Apartment complex
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	32.60%	31.30%
Office buildings
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	27.40%	27.20%
Retail
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	15.60%	17.30%
Warehouse
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	16.50%	15.70%
Other
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	7.90%	8.50%